SUPPLEMENT DATED MAY 1, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

GLOBAL

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

INTERNATIONAL

Dated January 31, 2007

1.  Information in SAI Part-I regarding Investment Policies of First Investors Equity Funds in Appendix B on page I-B-2 is added as follows:

Non-Fundamental Policies:

The Total Return Fund has adopted the following non-fundamental investment restriction, which may be change without shareholder approval:

(1)

The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

1.

The information in SAI Part-I regarding Investment Strategies Used by The First Investors Equity Funds under Appendix “A” for the Total Return Fund on page I-A-I is deleted and replaced with the following:

Total Return Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		✓
Convertible Debt Securities		✓
High Yield Securities		✓
Mortgage-Backed Securities		✓
Other Asset-Backed Securities		✓
Municipal Securities		✓
Syndicated Bank Loans		─
U.S. Government Securities		✓
Variable and Floating Rate Securities		─
Zero Coupon and Pay-In-Kind Bonds		─
Equity Securities		✓
Common Stocks, Preferred Stocks, and Warrants		✓
Shares of Other Investment Companies		✓
Shares of Exchange Traded Funds		✓
Real Estate Investment Trusts		✓
Foreign Securities Exposure		✓
Depository Receipts		✓
Foreign Securities Traded in the U.S.		✓
Foreign Securities Traded in Foreign Markets		✓
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		✓
Credit-Linked Securities		✓
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		✓
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		✓

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